WBI BullBear Trend Switch US 3000 Total Return ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 99.3%
52,510	iShares Russell 3000 ETF	$10,276,732
98,955	Schwab US Broad Market ETF	7,880,776
58,065	Vanguard Total Stock Market ETF	9,889,050

	TOTAL EXCHANGE TRADED FUNDS (Cost $26,832,266)	28,046,558

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 0.7%
207,953	U.S. Bank Money Market Deposit Account, 0.02%	207,953

	TOTAL SHORT TERM INVESTMENTS (Cost $207,953)	207,953

	TOTAL INVESTMENTS - 100.0% (Cost $27,040,219)	28,254,511
	Liabilities in Excess of Other Assets - 0.0% (a)	(12,855)

	NET ASSETS - 100.0%	$28,241,656

(a)	Rounds to zero.

The accompanying notes are an integral part of these schedules of investments.